Description of the Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Minimum pretax compensation contribution	1.00%
Maximum pretax compensation contribution	50.00%
Participant, compensation matched, minimum service period	6 months
Employer contribution, matching percentage		50.00%
Vesting percentage	100.00%
Involuntary cash-out limit	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Transfers from GATX Corporation Hourly Employees Retirement Savings Plan	$ 129,477	$ 168,289
EBP 002 | $1.00 for each $1.00 contributed up to 3%
EBP, Description of Plan [Line Items]
Percentage of eligible compensation matched	3.00%
Employer contribution, matching percentage	100.00%
EBP 002 | $0.50 for each $1.00 contributed up to 3%
EBP, Description of Plan [Line Items]
Percentage of eligible compensation matched	3.00%
Employer contribution, matching percentage	50.00%
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Catch-up contributions, percentage	1.00%
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Catch-up contributions, percentage	25.00%
EBP 004
EBP, Description of Plan [Line Items]
Transfers from GATX Corporation Hourly Employees Retirement Savings Plan	$ 129,000	$ 168,000